Document and Entity Information	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	UNION SECURITY INSURANCE CO
Entity Central Index Key	0000823533
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth	false